Schedule of Investments
March 31, 2020 (unaudited)
Frank Value Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 24.51%

Apparel & Other Finished Products - 1.67%
Under Armour, Inc. (2)	22,286	179,625

Cable & Other Pay Television Services - 2.54%
Liberty Latin America Ltd. Class-A (2)	10,017	105,379
Liberty Latin America Ltd. Class-C (2)	16,390	168,161

		273,540

Fire, Marine Casulaty Insurance - 4.33%
Berkshire Hathaway, Inc. Class-B	2,553	466,765

Gold & Silver Ores - 7.27%
Barrick Gold Corp.	22,654	415,021
Newmont Corp.	8,148	368,942

		783,963

Services-Computer Programming, Data Processing, Etc. - 2.35%
Twitter, Inc. (2)	10,300	252,968

Wholesale-Drugs, Proprietary - 6.36%
AmerisourceBergen Corp.	4,009	354,797
McKesson Corp.	2,450	331,387

		686,184

Total Common Stocks	(Cost $ 2,220,858)	2,643,045

Corporate Bonds - 2.96% (4)

GameStop Corp., 6.75%, 03/15/2021	450,000	319,500

Total Corporate Bonds	(Cost $ 450,296)	319,500

Exchange Traded Funds - 9.66% (3)

Sprott Physical Gold Trust (2)	79,419	1,041,977

Total Exchange Traded Funds	(Cost $ 904,394)	1,041,977

U.S. Government Obligations - 28.06% (4)

U.S. Treasury Note Bond, 1.125%, 04/30/2020	1,000,000	1,000,832
U.S. Treasury Note Bond, 1.375%, 01/31/2021	1,000,000	1,010,938
U.S. Treasury Note Bond, 1.125%, 09/30/2021	1,000,000	1,013,750

Total U.S. Treasury Government Obligations	(Cost $ 2,985,004)	3,025,520

Money Market Registered Investment Companies - 34.01%

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, 0.34% (5)	3,666,470	3,666,470

Total Money Market Registered Investment Companies	(Cost $ 3,666,470)	3,666,470

Total Investments - 99.21%	(Cost $ 10,227,022)	10,696,512

Other Assets less Liabilities - 0.79%		85,271

Total Net Assets - 100.00%		10,781,783

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$7,351,492	$-
Level 2 - Other Significant Observable Inputs	3,345,020	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$10,696,512	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange Traded Funds.
(4) Level 2 Security.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2020.